The Nature of Expenses - Employee benefits expense summarized by function (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Employee benefits expense	$ 162,943	$ 146,809	$ 103,357
Cost of Revenues
Statement [line items]
Employee benefits expense	6,273	7,856	5,579
Operating Expenses
Statement [line items]
Employee benefits expense	$ 156,670	$ 138,953	$ 97,778